Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt

	Due Date	2018	2017	2016
2.25% Senior Notes (1)	2020	$1,496,015	$1,493,106
3.45% Senior Notes (1)	2027	1,485,023	1,483,244
2.75% Senior Notes (1)	2022	1,242,850	1,240,758
4.50% Senior Notes (1)	2047	1,229,373	1,228,647
Term Loan	2022		847,337
3.125% Senior Notes (1)	2024	496,287	495,602
4.20% Senior Notes (2)	2022	416,815	422,370
3.45% Senior Notes	2025	397,621	397,260	$396,898
4.55% Senior Notes	2045	394,082	393,859	393,637
3.95% Senior Notes (2)	2026	360,822	362,381
7.25% Senior Notes (2)	2019		319,394
4.00% Senior Notes	2042	296,251	296,094	295,938
Floating Rate Loan	2021	257,371	269,247
3.30% Senior Notes (2)	2025	249,304	249,207
4.40% Senior Notes (2)	2045	238,747	238,334
7.375% Debentures	2027	119,029	118,982	118,936
0.92% Fixed Rate Loan	2021	22,877	23,933
7.45% Debentures	2097	3,500	3,500	3,500
2.00% to 8.0% Promissory Notes	Through 2027	2,090	2,490	2,417
		$8,708,057	$9,885,745	$1,211,326

(1) Senior notes issued in 2017 to fund the Acquisition (2) Senior notes acquired in 2017 through the Acquisition